Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales:
Net sales		¥ 4,080,015	¥ 3,401,487	¥ 3,800,271
Operating cost and expenses		3,748,536	3,172,621	3,445,061
Operating profit		331,479	228,866	355,210
Total assets		5,198,291	5,138,529	4,427,773
Depreciation and amortization		261,881	250,096	273,327
Impairment losses on goodwill	[1]	33,912
Capital expenditures		181,389	208,379	243,130
Office Business Unit
Net sales:
Net sales		1,863,688	1,804,862	2,108,246
Operating cost and expenses		1,685,280	1,638,333	1,820,230
Operating profit		180,648	169,486	290,586
Total assets		962,006	961,749	1,020,758
Depreciation and amortization		74,377	78,319	86,206
Impairment losses on goodwill	[1]	33,912
Capital expenditures		47,653	72,189	73,819
Imaging System Business Unit
Net sales:
Net sales		1,135,584	1,094,291	1,262,667
Operating cost and expenses		960,275	950,876	1,080,396
Operating profit		175,913	144,413	183,439
Total assets		387,088	391,661	452,283
Depreciation and amortization		41,695	47,386	52,070
Capital expenditures		28,508	25,564	38,337
Medical System Business Unit
Net sales:
Net sales		434,985
Operating cost and expenses		413,682
Operating profit		22,505
Total assets		238,824	204,755
Depreciation and amortization		5,212
Capital expenditures		8,963
Industry and Others Business Unit
Net sales:
Net sales		645,758	502,334	429,358
Operating cost and expenses		674,916	577,212	537,730
Operating profit		56,788	7,448	(13,079)
Total assets		360,271	340,455	332,252
Depreciation and amortization		37,705	41,053	45,064
Capital expenditures		15,736	29,346	24,241
Corporate and Eliminations
Net sales:
Operating cost and expenses		14,383	6,200	6,705
Operating profit		(104,375)	(92,481)	(105,736)
Total assets		3,250,102	3,239,909	2,622,480
Depreciation and amortization		102,892	83,338	89,987
Capital expenditures		80,529	81,280	106,733
Operating Segments
Net sales:
Net sales		4,080,015	3,401,487	3,800,271
Operating Segments | Office Business Unit
Net sales:
Net sales		1,865,928	1,807,819	2,110,816
Operating Segments | Imaging System Business Unit
Net sales:
Net sales		1,136,188	1,095,289	1,263,835
Operating Segments | Medical System Business Unit
Net sales:
Net sales		436,187
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales		731,704	584,660	524,651
Operating Segments | Corporate and Eliminations
Net sales:
Net sales		(89,992)	(86,281)	(99,031)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales		(2,240)	(2,957)	(2,570)
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales		(604)	(998)	(1,168)
Intersegment Eliminations | Medical System Business Unit
Net sales:
Net sales		(1,202)
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales		(85,946)	(82,326)	(95,293)
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales		¥ 89,992	¥ 86,281	¥ 99,031

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.